CONSOLIDATED STATEMENTS OF CASH FLOWS FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income for the year		$ 96,355		$ 54,217	$ 54,015
Adjustments to reconcile net income for the year to net cash flows from operating activities:
Share-based compensation expense		37,031		22,423	15,357
Current income tax (note 9.1)		53,319		27,834	19,327
Deferred income tax (note 9.1)		(24,822)		(5,527)	(4,310)
Depreciation of property and equipment (note 15)		19,799		16,037	14,542
Depreciation of right-of-use assets (note 28)		23,833		17,638	14,584
Amortization of intangible assets (note 16)		36,654		14,805	9,713
Impairment of intangible assets (note 16)		80		83	720
Leases discount		0		(512)	0
Net impairment losses on financial assets		7,551		3,080	228
Remeasurement at fair value of investment in associates		(1,538)		0	0
Gain from sale of financial instrument (note 3.12.9)		0		(800)	0
Allowance for claims and lawsuits (note 23)		5,769		1,598	0
Remeasurement of contingent consideration (note 29.9.1)		4,694		2,431	85
Gain on transactions with bonds (note 3.18)		(708)		(9,580)	(1,569)
Accrued interest		9,828		6,955	4,151
Interest received		585		1,872	734
Net loss (gain) arising on financial assets measured at FVPL		8,537		3,423	(1,285)
Net loss (gain) arising on financial assets measured at FVOCI		130		287	(58)
Net gain arising on financial assets measured at amortised cost (note 7)		0		(395)	(99)
Exchange differences		(5,708)		3,631	8,291
Share of results of investment in associates		233		622	224
Payments related to forward and future contracts		(1,692)		(3,104)	(991)
Proceeds related to forward and future contracts		1,368		3,039	1,017
Payments of remeasured earn-outs related to acquisition of business		0		(5,218)	0
Gain arising from lease disposals		(643)		(180)	0
Changes in working capital:
Net increase in trade receivables		(93,019)		(33,926)	(38,945)
Net increase in other receivables		(21,149)		(10,887)	(8,432)
Net (increase) decrease in other assets		(1,338)		6,135	(9,967)
Net increase (decrease) in trade payables		10,870		(2,770)	7,235
Net increase in payroll and social security taxes payable		66,670		11,488	8,766
Net increase in tax liabilities		4,595		363	2,079
Utilization of provision for contingent liabilities (note 23)		(8,113)		(615)	(194)
Income tax paid		(50,197)		(24,575)	(17,055)
Proceeds received from reimbursement of income tax		0		0	1,572
Net cash provided by operating activities		178,974		99,872	79,735
Cash flows from (used in) investing activities [abstract]
Acquisition of property and equipment	[1]	(42,766)		(29,294)	(20,375)
Proceeds from disposals of property and equipment and intangibles		1,249		951	102
Acquisition of intangible assets	[2]	(34,868)		(24,168)	(11,617)
Acquisition of investment in sovereign bonds		(5,990)		(16,700)	(6,000)
Proceeds from investment in sovereign bonds		6,698		26,280	7,569
Payments related to forward and future contracts		(13,534)		(7,673)	(4,842)
Proceeds related to forward and future contracts		3,923		4,839	4,165
Acquisition of investments measured at FVTPL		(238,991)		(436,660)	(143,763)
Proceeds from investments measured at FVTPL		230,236		443,005	129,910
Acquisition of investments measured at FVOCI		(49,965)		(2,994)	(11,684)
Proceeds from investments measured at FVOCI		44,976		3,316	15,618
Proceeds from investments measured at amortised cost		0		625	0
Acquisition of investments measured at amortised cost		0		(615)	0
Guarantee payments		0		0	(1,038)
Payments to acquire equity instruments		(5,762)		(9,167)	0
Payments to acquire investments in associates		(1,389)		0	0
Acquisition of investment in convertible notes (note 3.12.8.1 and 3.12.8.3)		(2,772)		(701)	(3,350)
Acquisition of business, net of cash (note 26)	[3]	(144,503)		(69,060)	(97,298)
Payments of earn-outs related to acquisition of business		(19,422)		(5,999)	(8,981)
Net cash used in investing activities		(272,880)		(124,015)	(151,584)
Cash flows from financing activities
Proceeds from the issuance of common shares pursuant to May 2021 and June 2020 Public Offering, net of costs		286,207		300,880	0
Proceeds from the issuance of shares under the share-based compensation plan (note 30.1)		6,612		5,825	15,822
Proceeds from the issuance of shares under the ESPP plan		2,340		0	0
Repurchase of shares		(7,256)		0	0
Cash payed for the settlements of the derivative financial instruments used to hedge interest rate risk		0		(127)	0
Proceeds from subscription agreements (note 30.1)		0		1,203	7,770
Proceeds from borrowings (note 21)		13,500		155,108	90,523
Repayment of borrowings (note 21)		(29,384)		(194,332)	(40,806)
Payments of principal portion of lease liabilities (note 28)		(21,786)		(23,237)	(15,358)
Payments of lease liabilities interest (note 28)		(5,415)		(1,904)	(475)
Interest paid (note 21)		(832)		(1,870)	(764)
Net cash provided by financing activities		243,986		241,546	56,712
Increase (decrease) in cash and cash equivalents		150,080		217,403	(15,137)
Cash and cash equivalents at beginning of the year		278,939		62,721	77,606
Effect of exchange rate changes on cash and cash equivalents		(1,215)		(1,185)	252
Cash and cash equivalents at end of the year		427,804		278,939	62,721
Supplemental information
Cash paid	[3]	161,107	[4]	84,643	103,978
Less: cash and cash equivalents acquired	[3]	(16,604)		(15,583)	(6,678)
Total consideration paid net of cash and cash equivalents acquired	[3]	$ 144,503		$ 69,060	$ 97,300

[1]	In 2021, 2020 and 2019, there were 10,129, 1,515 and 2,179 of acquisition of property and equipment financed with trade payables, respectively. In 2021, 2020 and 2019, the Company paid 1,515, 2,179 and 4,316 related to property and equipment acquired in 2020, 2019 and 2018, respectively. In 2019 there were 1,862 of advances paid, there were no advances paid in 2020 and 2021. Finally, 2019 excludes 30,661 of advances reclassified from other receivables which was a non-cash transaction.
[2]	In 2021 and 2020 there were 3,662 and 285 of acquisition of intangibles financed with trade payables, respectively, in 2019 there were no acquisition of intangibles financed with trade payables. In 2021 and 2019, the Company paid 285 and 217 related to intangibles acquired in 2020 and 2018, respectively.
[3]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)
[4]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.